Income Tax - Schedule of Components of the Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Components of the Provision for Income Taxes [Line Items]
Domestic (Singapore)	$ 627,473
Foreign	12,210
Total current income tax expenses	639,683	$ 1,362,520	$ 723,160
Domestic (Singapore)	529,572
Foreign	(929,503)
Total deferred income tax benefit	(399,931)	(233,848)	(669,869)
Provision for income taxes	239,753	1,128,672	53,291
Income taxes expenses	$ 239,753	$ 1,128,672	$ 53,291